UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2011

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mosaic Financial Partners Inc.

Address:140 Geary Street, 6th Floor
San Francisco, CA 94108

Form 13F File Number:  028-14412__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Geoffrey M. Zimmerman
Title: Chief Compliance Officer
Phone: 415-788-1952

Signature, Place, and Date of Signing:

Geoffrey M. Zimmerman     San Francisco, Ca.   May 4, 2011


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $157,691


List of Other Included Managers: NONE

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FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHEVRON CORP NEW	       Common	        166764100 313	   2861	    SH	     SOLE		                    2861
ISHARES TR	               Common	        464286509 2909	   86325    SH	     SOLE		                    86325
ISHARES TR	               Common	        464287176 1733	   15590    SH	     SOLE		                    15590
ISHARES TR	               Common	        464287200 9894	   72248    SH	     SOLE		                    72248
ISHARES TR	               Common	        464287465 6414	   101064   SH	     SOLE		                    101064
ISHARES TR	               Common	        464287564 2906	   39111    SH	     SOLE		                    39111
ISHARES TR	               Common	        464287598 13631	   193487   SH	     SOLE		                    193487
ISHARES TR	               Common	        464287622 26893	   353617   SH	     SOLE		                    353617
ISHARES TR	               Common	        464287804 10208	   135222   SH	     SOLE		                    135222
ISHARES TR	               Common	        464288281 9732	   90122    SH	     SOLE		                    90122
ISHARES TR	               Common	        464288869 454	   8401	    SH	     SOLE		                    8401
PEPSICO INC	               Common	        713448108 402	   5833	    SH	     SOLE		                    5833
PHILIP MORRIS INTL INC	       Common	        718172109 488	   7032	    SH	     SOLE		                    7032
PLUM CREEK TIMBER CO 	       Common	        729251108 6097	   141506   SH       SOLE		                    141506
SCHWAB STRATEGIC TR	       Common	        808524805 3125	   102613   SH	     SOLE		                    102613
UBS AG JERSEY BRH	       Common	        902641646 2856	   89389    SH	     SOLE		                    89389
VANGUARD BD INDEX FD 	       Common	        921937827 7341	   90883    SH	     SOLE		                    90883
VANGUARD TAX-MANAGED           Common	        921943858 15798	   398727   SH	     SOLE		                    398727
VANGUARD INTL EQUITY 	       Common	        922042775 325	   6246	    SH	     SOLE		                    6246
VANGUARD INTL EQUITY           Common	        922042858 5906	   116716   SH	     SOLE		                    116716
VANGUARD INDEX FDS	       Common	        922908744 5476	   93764    SH	     SOLE		                    93764
VANGUARD INDEX FDS	       Common	        922908769 242	   3416	    SH	     SOLE		                    3416
WEYERHAEUSER CO	               Common	        962166104 1934	   84046    SH	     SOLE		                    84046
JPMORGAN CHASE & CO	       Common	        46625H365 12226	   311880   SH	     SOLE		                    311880
PIMCO ETF TR	               Common	        72201R205 430	   7954	    SH	     SOLE		                    7954
SPDR S&P 500 ETF TR	       TR UNIT	        78462F103 2245	   16452    SH	     SOLE		                    16452
SPDR INDEX SHS FDS	       Common	        78463X863 374	   9012	    SH	     SOLE		                    9012
SPDR INDEX SHS FDS	       Common	        78463X871 5362	   162225   SH	     SOLE		                    162225
WISDOMTREE TRUST	       Common	        97717W760 1980	   35573    SH	     SOLE		                    35573





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